Accounts Receivable	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts Receivable

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following at December 31, 2011 and 2010:

	2011	2010
Accounts receivable	$2,616	$5,409
Less allowance for bad debts	(48)	(48)
	$2,568	$5,361